Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Banking and Thrift [Abstract]
Time deposits	¥ 1,334,290	¥ 1,200,240
Other deposits	423,172	414,368
Total	¥ 1,757,462	¥ 1,614,608